Warrants (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Warrants, Term	5 years
Warrant [Member]
Warrant Exercise Price | $ / shares	$ 0.27
Number Of Warrant Purchase Common Stock | shares	452,617
Warrants Outstanding | $	$ 68,349
Warrants Outstanding, Term	60 months
Warrant [Member] | Measurement Input, Price Volatility [Member]
Warrants, Volatility	201.00%
Warrant [Member] | Measurement Input, Expected Term [Member]
Warrants, Term	5 years
Warrant [Member] | Measurement Input, Discount Rate [Member]
Warrants, Discount Rate	0.11%